Inventories	12 Months Ended
Jan. 31, 2020
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Inventories
8.	INVENTORIES
The Company’s inventories were as follows, as at:

	January 31, 2020	January 31, 2019
Materials and work in progress	$429.5	$396.6
Finished products	492.0	339.5
Parts, accessories and apparel	244.8	210.1
Total inventories	$1,166.3	$946.2
The Company recognized in the consolidated statements of net income during the year ended January 31, 2020, a write-down on inventories of $21.1 million ($18.5 million for the year ended January 31, 2019) and reversed previously recorded write-downs of $7.3 million ($4.4 million for the year ended January 31, 2019).
Additionally, during the year ended January 31, 2020, the Company recorded $4,122.1 million of inventories in cost of sales ($3,543.2 million for the year ended January 31, 2019).